Due from / Due to Related Parties	12 Months Ended
Dec. 31, 2014
Due from / Due to Related Parties [Abstract]
Due from / Due to Related Parties
4.	Due from / Due to Related Parties:

As of December 31, 2014, due to related parties of $105 consists of liabilities of $105 to Waterfront S.A. for common expenses for the leasehold property. As of December 31, 2013, due to related parties of $9,049 consists of liabilities of $8,313 to EST for working capital purposes, liabilities of $135 to Waterfront S.A. for common expenses for the leasehold property, and liabilities of $601 to Safbulk for commissions.